Debt - Repayments of borrowings and accrual of interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 114	€ 225	€ 482
Repayment of bank borrowings	(61)	(146)	(259)
Accrued interests		(2)	2
First application of IFRS 16 Leases	2	37
Increase in debt	9,979
Repayment of lease liabilities	(26)	(130)
Early termination of lease contracts	(9)
Capitalized interests	59
Accrued interests	0
Ending balance	€ 10,055	114	225
IFRS 16
Disclosure of detailed information about borrowings [line items]
First application of IFRS 16 Leases		167
Repayment of lease liabilities		€ (100)
IFRS 16 | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of detailed information about borrowings [line items]
First application of IFRS 16 Leases			€ 167